Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Revenue Recognition Abstract
Sales of tea products, beverages and light meals in retail shop chains from continuing operations	$ 765,094	$ 358,515	$ 448,000
Sales of dark tea products from discontinued operations	1,670,659	5,353,166	417,705
Total	$ 2,435,753	$ 5,711,681	$ 865,705